Partners' Capital (Rollforward Of The Number Of Common And Subordinated Limited Partner Units Outstanding) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2015	Jul. 01, 2015
Increase (Decrease) in Partners' Capital [Roll Forward]
Units issued in connection with IPO, July 1, 2015		$ 31,779,284
Units issued under LTIP	10,089
Units, December 31, 2015	31,789,373
Common Units - Public [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Units issued in connection with IPO, July 1, 2015		11,500,000
Units issued under LTIP	10,089
Units, December 31, 2015	11,510,089
Common Units - Green Plains [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Units issued in connection with IPO, July 1, 2015		4,389,642
Units issued under LTIP
Units, December 31, 2015	4,389,642
Subordinated Units [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Units issued in connection with IPO, July 1, 2015		$ 15,889,642
Units issued under LTIP
Units, December 31, 2015	15,889,642